BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.2%
Bermuda—3.4%
Everest Re Group Ltd.	11,272	$3,809,260
RenaissanceRe Holdings Ltd.(a)	14,798	2,795,490
		6,604,750
Canada—1.8%
Cenovus Energy, Inc.	173,740	3,455,039
Denmark—0.9%
DSV A/S	10,780	1,724,728
Finland—1.1%
Nordea Bank Abp	206,455	2,169,638
France—8.4%
Airbus Group SE	19,443	2,231,979
Capgemini SE	8,298	1,500,264
Cie de Saint-Gobain	15,716	724,692
Eiffage SA	24,493	2,411,687
Rexel SA*	128,208	2,356,001
Sanofi	40,771	3,682,832
TotalEnergies SE	50,311	3,144,455
		16,051,910
Germany—7.4%
Brenntag SE	20,810	1,323,125
Daimler Truck Holding AG*	40,584	1,337,762
Deutsche Telekom AG	163,705	3,330,224
Merck KGaA	11,723	2,147,839
Rheinmetall AG	13,796	2,819,571
Siemens AG	23,560	3,267,429
		14,225,950
Greece—0.4%
Hellenic Telecommunications Organization SA	43,856	678,439
Ireland—2.2%
CRH PLC	60,616	2,427,501
Flutter Entertainment PLC*	12,605	1,876,861
		4,304,362
Italy—0.6%
Enel SpA	202,935	1,094,795
Japan—4.4%
Asahi Group Holdings Ltd.	34,700	1,112,894
Fuji Corp.	38,400	585,882
Hitachi Ltd.	14,200	759,408
Honda Motor Co., Ltd.	35,600	867,629
Renesas Electronics Corp.*	202,900	1,989,984
Sony Group Corp.	19,600	1,623,668
Subaru Corp.	87,900	1,505,539
		8,445,004
Netherlands—3.6%
Aalberts NV	31,012	1,239,101
ING Groep NV	155,841	1,889,865
NXP Semiconductors NV	3,586	630,562
Stellantis NV	203,845	3,208,373
		6,967,901
Norway—0.8%
Norsk Hydro ASA	199,419	1,501,650
Singapore—1.4%
United Overseas Bank Ltd.	116,500	2,686,196
South Korea—1.0%
KB Financial Group, Inc.	26,658	1,058,529
SK Telecom Co., Ltd.	22,627	862,669
		1,921,198
Sweden—1.8%
Loomis AB	36,229	1,070,544
Svenska Handelsbanken AB, Class A	228,509	2,321,160
		3,391,704
Switzerland—3.8%
Glencore PLC*	608,660	4,153,583
Novartis AG	19,108	1,699,744
STMicroelectronics NV	37,747	1,461,076
		7,314,403
United Kingdom—7.9%
AstraZeneca PLC	11,736	1,588,364
Coca-Cola Europacific Partners PLC(a)	38,851	2,062,600
IMI PLC	101,881	1,675,519
Inchcape PLC	150,784	1,527,111
JD Sports Fashion PLC	956,702	1,474,589
NatWest Group PLC	446,735	1,420,763
Shell PLC	49,528	1,449,482
SSE PLC	42,542	882,348
Tesco PLC	796,461	2,194,458
WH Smith PLC*	51,854	885,345
		15,160,579
United States—45.3%
AbbVie, Inc.	25,818	4,161,345
Allstate Corp., (The)	6,878	920,964
Amgen, Inc.	11,697	3,350,021
Applied Materials, Inc.	6,576	720,730
AutoZone, Inc.*	336	866,544
Axalta Coating Systems Ltd.*	21,096	566,217
Bristol-Myers Squibb Co.	32,784	2,631,900
Centene Corp.*	31,669	2,756,786
Charter Communications, Inc., Class A*(a)	1,619	633,498
Chubb Ltd.	12,584	2,763,321
Cigna Corp.(a)	13,306	4,376,210
Cisco Systems, Inc.	35,345	1,757,353
Concentrix Corp.	15,966	1,953,919
CVS Health Corp.	37,884	3,859,622
Devon Energy Corp.	20,464	1,402,193
Diamondback Energy, Inc.	7,010	1,037,620
Discover Financial Services	14,133	1,531,452
DuPont de Nemours, Inc.(a)	10,744	757,559
Elevance Health, Inc.	5,643	3,007,268
Entergy Corp.	7,244	842,260
Fifth Third Bancorp	28,483	1,035,642
FleetCor Technologies, Inc.*	7,498	1,471,108
Gen Digital, Inc.	62,261	1,429,513
Goldman Sachs Group, Inc., (The)	6,153	2,375,981
Halliburton Co.	48,133	1,823,759
HCA Healthcare, Inc.	5,946	1,428,348
Humana, Inc.	3,868	2,127,013
Huntington Bancshares, Inc.	77,663	1,202,223
Johnson & Johnson	15,652	2,786,056
JPMorgan Chase & Co.	13,087	1,808,362
KeyCorp	62,065	1,167,443
Leidos Holdings, Inc.	8,741	955,654
LKQ Corp.	16,997	923,447
Marathon Petroleum Corp.	8,511	1,036,725
McKesson Corp.	6,449	2,461,454
Medtronic PLC	8,586	678,637
Nexstar Media Group, Inc., Class A	21,475	4,070,801
Oracle Corp.	32,097	2,665,014
Pioneer Natural Resources Co.	5,336	1,259,243
QUALCOMM, Inc.	5,903	746,670
Schlumberger Ltd.(a)	35,567	1,833,479
Science Applications International Corp.	16,897	1,860,529
TE Connectivity Ltd.	9,831	1,239,886
Textron, Inc.	17,139	1,223,382
T-Mobile US, Inc.*(a)	14,425	2,184,810
United Rentals, Inc.*	2,279	804,555
UnitedHealth Group, Inc.	3,728	2,042,049
Valvoline, Inc.	33,048	1,089,923
Zimmer Biomet Holdings, Inc.(a)	8,929	1,072,373
		86,700,861
TOTAL COMMON STOCKS
(Cost $149,177,519)		184,399,107

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—4.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(b)	7,587,769	7,587,769
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $7,587,769)		7,587,769
SHORT-TERM INVESTMENTS—3.5%
Tri-State Deposit, 3.20%(b)	5,018,243	5,018,243
U.S. Bank Money Market Deposit Account, 3.50%(b)	1,664,528	1,664,528
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,682,771)		6,682,771
TOTAL INVESTMENTS—103.7%
(Cost $163,448,059)		198,669,647
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.7)%		(7,117,382)
NET ASSETS—100.0%		$191,552,265

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2022, the market value of securities on loan was $7,570,110.
(b)	The rate shown is as of November 30, 2022.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Bermuda	$6,604,750	$6,604,750	$-	$-	$-
Canada	3,455,039	3,455,039	-	-	-
Denmark	1,724,728	-	1,724,728	-	-
Finland	2,169,638	-	2,169,638	-	-
France	16,051,910	-	16,051,910	-	-
Germany	14,225,950	-	14,225,950	-	-
Greece	678,439	-	678,439	-	-
Ireland	4,304,362	-	4,304,362	-	-
Italy	1,094,795	-	1,094,795	-	-
Japan	8,445,004	-	8,445,004	-	-
Netherlands	6,967,901	630,562	6,337,339	-	-
Norway	1,501,650	-	1,501,650	-	-
Singapore	2,686,196	-	2,686,196	-	-
South Korea	1,921,198	-	1,921,198	-	-
Sweden	3,391,704	-	3,391,704	-	-
Switzerland	7,314,403	-	7,314,403	-	-
United Kingdom	15,160,579	2,062,600	13,097,979	-	-
United States	86,700,861	86,700,861	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	7,587,769	-	-	-	7,587,769
Short-Term Investments	6,682,771	1,664,528	5,018,243	-	-
Total Assets	$198,669,647	$101,118,340	$89,963,538	$-	$7,587,769

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changesin liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.